CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (DEFICIENCY) - USD ($)		Common Shares	Warrants	Contributed Surplus	Accumulated Other Comprehensive Loss	Deficit	Total
Equity at beginning of period at Dec. 31, 2015		$ 16,972,290	$ 421,796	$ 3,311,327	$ (1,034,410)	$ (8,379,285)	$ 11,291,718
Number of shares outstanding at beginning of period at Dec. 31, 2015		105,753,715
Private placement shares issued		$ 5,275,554	0	0	0	0	5,275,554
Number of Private placement shares issued		22,323,334
Financing issuance costs		$ (72,980)	0	0	0	0	(72,980)
Stock options exercised		$ 14,600	0	0	0	0	14,600
Number of Stock Options Exercised		100,000
Warrants exercised, Value		$ 40,898	0	0	0	0	40,898
Warrants exercised, Shares		158,000
Hip Digital acquisition shares issued, Value		$ 393,801	0	0	0	0	393,801
Hip Digital acquisition shares issued, Shares		3,033,813
Hip Digital employee shares issued, Value		$ 191,484	0	0	0	0	191,484
Hip Digital employee shares issued, Shares		1,167,813
Stock-based compensation		$ 0	0	926,121	0	0	926,121
Cumulative translation adjustment		0	0	0	(365,198)	0	(365,198)
Net loss for the year		$ 0	0	0	0	(8,572,722)	(8,572,722)
Number of shares outstanding at end of period at Dec. 31, 2016		132,536,675
Equity at end of period at Dec. 31, 2016		$ 22,815,647	421,796	4,237,448	(1,399,608)	(16,952,007)	9,123,276
Private placement shares issued		$ 3,375,076	0	0	0	0	3,375,076
Number of Private placement shares issued		45,000,000
Financing issuance costs		$ (19,927)	0	0	0	0	(19,927)
Stock options exercised		$ 15,888	0	0	0	0	15,888
Number of Stock Options Exercised		200,000
Stock-based compensation		$ 0	0	560,093	0	0	560,093
Cumulative translation adjustment		0	0	0	139,930	0	139,930
Net loss for the year		$ 0	0	0	0	(4,443,871)	(4,443,871)
Number of shares outstanding at end of period at Dec. 31, 2017		177,736,675
Equity at end of period at Dec. 31, 2017		$ 26,186,684	421,796	4,797,541	(1,259,678)	(21,395,878)	8,750,465
Private placement shares issued		$ 3,018,950	0	0	0	0	3,018,950
Number of Private placement shares issued		37,916,667
Financing issuance costs		$ (109,791)	0	0	0	0	(109,791)
Fair value of finder's warrants, Value		(72,558)	0	72,558	0	0	0
Ziploop acquisition shares issued, Value	[1]	$ 500,000	0	0	0	0	500,000
Ziploop acquisition shares issued, Shares	[1]	10,510,562
Stock-based compensation		$ 0	0	257,313	0	0	257,313
Cumulative translation adjustment		0	0	0	(43,099)	0	(43,099)
Net loss for the year		$ 0	0	0	0	(3,096,169)	(3,096,169)
Number of shares outstanding at end of period at Dec. 31, 2018		226,163,904
Equity at end of period at Dec. 31, 2018		$ 29,523,285	$ 421,796	$ 5,127,412	$ (1,302,777)	$ (24,492,047)	$ 9,277,669

[1]	Note 10.